Trade and other receivables - current (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 70,658	$ 105,925
Receivable from contracts with customers - TI Pool	99,236	149,800
Accrued income	8,149	20,815
Accrued interest	441	678
Deferred charges	21,239	19,134
Deferred fulfillment costs	714	2,556
Other receivables	12,046	8,220
Lease receivables	1,981	1,802
Derivatives	15	57
Total trade and other receivables	$ 214,479	$ 308,987